Share-Based Compensation - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 02, 2021 $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($) shares	May 08, 2024 shares	Oct. 18, 2010 shares
2010 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares authorized for issuance		589,729,714						589,729,714		58,875,478
Plan expiration term		10 years	10 years
Plan extended expiration term		20 years	20 years
Vested options expiration term		90 days	90 days
2010 Plan | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares vesting term		4 years	4 years
2021 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Plan expiration term		10 years	10 years
Vested options expiration term		90 days	90 days
Number of shares authorized to grant	364,000,000
Each restricted share unit granted shall reduce the number of ordinary shares available for future grants by		1.3	1.3
2021 Plan | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares vesting term		4 years	4 years
Stock options exercise price | $ / shares	$ 0
2024 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Plan expiration term		10 years	10 years
Vested options expiration term		90 days	90 days
Number of shares authorized to grant									350,000,000
Shares granted during the period		0	0
2010, 2021 and 2024 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted during the period		80,139,500	80,139,500
2010, 2021 and 2024 Plan | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost		¥ 775,735						$ 103,535
A weighted-average vesting period over which unrecognized compensation cost is expected to be recognized		2 years 3 months 25 days	2 years 3 months 25 days
Weighted-average grant-date fair value of options granted | $ / shares			$ 0.63	$ 0.87		$ 0.60
Total fair value of options vested during period		¥ 496,269	$ 67,989		¥ 558,864		¥ 765,284
Intrinsic value of options exercised		¥ 26,985	$ 3,697		¥ 54,998		¥ 36,011
Stock options exercise price | $ / shares			$ 0
Shares granted during the period		79,229,500	79,229,500